Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
6,861	iShares 20+ Year Treasury Bond ETF	$ 1,131,859	2.0
9,784	iShares Core S&P Small-Cap ETF	548,981	1.0
48,220	Schwab U.S. TIPS ETF	2,773,132	4.9
13,031	Vanguard Global ex-U.S. Real Estate ETF	559,160	1.0
8,007	Vanguard Real Estate ETF	559,289	1.0

	Total Exchange-Traded Funds
	(Cost $5,496,237)	5,572,421	9.9

MUTUAL FUNDS: 90.1%
	Affiliated Investment Companies: 90.1%
360,136	Voya Floating Rate Fund - Class I	2,881,089	5.1
258,944	Voya Global Bond Fund - Class R6	2,309,780	4.1
554,786	Voya High Yield Bond Fund - Class R6	3,894,595	6.9
858,431	Voya Intermediate Bond Fund - Class R6	8,678,737	15.4
371,368	Voya Large Cap Value Portfolio - Class I	3,320,026	5.9
66,640	Voya Large-Cap Growth Fund - Class R6	2,754,912	4.9
355,586	Voya Limited Maturity Bond Portfolio - Class I	3,552,305	6.3
47,482	Voya MidCap Opportunities Portfolio - Class I	547,471	1.0
170,732	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,616,831	2.9
30,651	Voya Multi-Manager International Equity Fund - Class I	271,263	0.5
369,749	Voya Multi-Manager International Factors Fund - Class I	2,743,538	4.9
82,840	Voya Multi-Manager Mid Cap Value Fund - Class I	542,602	1.0
94,499	Voya Small Company Portfolio - Class I	1,093,348	1.9
256,119	Voya Strategic Income Opportunities Fund - Class R6	2,338,369	4.2
354,679	Voya U.S. Bond Index Portfolio - Class I	3,968,856	7.0
310,449	Voya U.S. High Dividend Low Volatility Fund - Class R6	3,029,987	5.4
523,512	Voya U.S. Stock Index Portfolio - Class I	7,145,943	12.7

	Total Mutual Funds
	(Cost $54,016,096)	50,689,652	90.1

	Total Investments in Securities (Cost $59,512,333)	$ 56,262,073	100.0
	Liabilities in Excess of Other Assets	(8,646)	–
	Net Assets	$ 56,253,427	100.0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,572,421	$–	$–	$5,572,421
Mutual Funds	50,689,652	–	–	50,689,652
Total Investments, at fair value	$56,262,073	$–	$–	$56,262,073

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$3,241,151	$349,735	$(226,077)	$(483,720)	$2,881,089	$36,998	$(16,886)	$-
Voya Global Bond Fund - Class R6	2,567,714	120,935	(197,219)	(181,650)	2,309,780	29,526	(4,499)	-
Voya High Yield Bond Fund - Class R6	3,898,622	706,175	(254,294)	(455,908)	3,894,595	56,100	(11,012)	-
Voya Intermediate Bond Fund - Class R6	9,563,658	589,699	(1,259,460)	(215,160)	8,678,737	86,927	(2,410)	-
Voya Large Cap Value Portfolio - Class I	3,916,299	661,957	(195,777)	(1,062,453)	3,320,026	-	(25,237)	-
Voya Large-Cap Growth Fund - Class R6	3,274,381	128,998	(201,454)	(447,013)	2,754,912	-	(16,601)	-
Voya Limited Maturity Bond Portfolio - Class I	4,460,609	183,422	(1,034,120)	(57,606)	3,552,305	24,292	(542)	-
Voya MidCap Opportunities Portfolio - Class I	644,203	42,422	(30,465)	(108,689)	547,471	-	(2,041)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,002,473	246,259	(96,814)	(535,087)	1,616,831	-	(11,544)	-
Voya Multi-Manager International Equity Fund - Class I	-	263,363	(27,656)	35,556	271,263	-	3,810	-
Voya Multi-Manager International Factors Fund - Class I	2,949,858	628,030	(184,983)	(649,367)	2,743,538	-	(26,531)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	647,661	150,824	(34,357)	(221,526)	542,602	-	(5,934)	-
Voya Small Company Portfolio - Class I	1,307,157	297,359	(99,239)	(411,929)	1,093,348	-	(27,561)	-
Voya Strategic Income Opportunities Fund - Class R6	3,205,606	250,596	(831,251)	(286,582)	2,338,369	28,343	(306)	-
Voya U.S. Bond Index Portfolio - Class I	4,442,959	166,498	(728,517)	87,916	3,968,856	29,330	29,710	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,575,507	465,684	(204,300)	(806,904)	3,029,987	-	(19,549)	-
Voya U.S. Stock Index Portfolio - Class I	7,216,408	3,539,226	(2,014,979)	(1,594,712)	7,145,943	-	(544,025)	-
	$56,914,266	$8,791,182	$(7,620,962)	$(7,394,834)	$50,689,652	$291,516	$(681,158)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $60,701,841.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,188,816
Gross Unrealized Depreciation	(5,628,584)
Net Unrealized Depreciation	$(4,439,768)